Earnings per Share (Detail Textuals)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Summary of anti-dilutive shares
Anti-dilutive shares	96,481	126,286	543,510
Option shares
Summary of anti-dilutive shares
Anti-dilutive shares	96,481	126,286	232,947
Warrant shares
Summary of anti-dilutive shares
Anti-dilutive shares	0	0	310,563